REVENUE BY SERVICE	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
REVENUE BY SERVICE

13.	REVENUE BY SERVICE

Revenue from ship broking services consisted of the following:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Revenue from ship broking services	19,999,294	18,659,141	17,837,611

Revenue is disaggregated by the timing of revenue recognition as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Point in time	18,527,513	15,941,178	14,872,295
Over time	1,471,781	2,717,963	2,965,316
Revenue from ship broking services	19,999,294	18,659,141	17,837,611

Revenue is further disaggregated by commission type as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Freight commission	16,489,917	13,740,506	13,491,801
Time charter (hire) commission	1,471,781	2,717,963	2,965,316
Demurrage commission	1,628,297	1,430,714	1,226,694
Deviation and other commission	409,299	319,958	153,800
Sale of vessel commission	-	450,000	-
Total	19,999,294	18,659,141	17,837,611